Balances and Transactions with Related Parties - Summary of Receivables from and Accounts Payable to Related Companies (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	$ 7,403	$ 45,620	[1]	$ 5,023	[1]
Receivables from related companies, Non-Current	2,845	360	[1]	501	[1]
Current accounts payable to related parties	225,027	166,854	[1]	154,750	[1]
Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,444	1,831		3,169
Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,429	1,381		1,524
U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,525
Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	763	166		59
Receivables from related companies, Non-Current	255	360		501
Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	2,081	578		39
Receivables from related companies, Non-Current	2,590
Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	$ 37	13
Empresa de Energía de Cundinamarca S.A. [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	Foreign
Relationship	Joint Venture
Currency	Colombian peso
Yacylec S.A. [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	Foreign
Relationship	Associate
Currency	Argentine peso
Trade Receivables [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	$ 7,403	45,620		5,023
Receivables from related companies, Non-Current	$ 2,845	360		501
Trade Receivables [Member] | Endesa Spain [Member] | Other Services [Member] | Spain [Member] | Chilean Peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Endesa Spain
Country	Spain
Relationship	Common Immediate Parent
Term of Transaction	More than 90 days
Receivables from related companies, Current		19		18
Trade Receivables [Member] | Endesa Spain [Member] | Other Services [Member] | Spain [Member] | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Endesa Spain
Country	Spain
Relationship	Common Immediate Parent
Term of Transaction	More than 90 days
Receivables from related companies, Current				40
Trade Receivables [Member] | Endesa Spain [Member] | Other Services [Member] | Spain [Member] | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Endesa Spain
Country	Spain
Relationship	Common Immediate Parent
Term of Transaction	More than 90 days
Receivables from related companies, Current	$ 18			8
Trade Receivables [Member] | Endesa Energía S.A. [Member] | Other Services [Member] | Spain [Member] | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Endesa Energía S.A.
Country	Spain
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current		20		43
Trade Receivables [Member] | Endesa Energía S.A. [Member] | Other Services [Member] | Spain [Member] | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Endesa Energía S.A.
Country	Spain
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 35
Trade Receivables [Member] | Endesa Energía S.A. [Member] | Other Services [Member] | Spain [Member] | U.S. Dollar [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Endesa Energía S.A.
Country	Spain
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1
Trade Receivables [Member] | Endesa Operaciones y Servicios Comerciales [Member] | Other Services [Member] | Spain [Member] | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Endesa Operaciones y Servicios Comerciales
Country	Spain
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 75	93		162
Trade Receivables [Member] | SACME [Member] | Other Services [Member] | Argentina [Member] | Argentine peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	SACME
Country	Argentina
Relationship	Associate
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 41	48		59
Receivables from related companies, Non-Current	$ 255	360		501
Trade Receivables [Member] | Enel Iberoamerica SRL [Member] | Other Services [Member] | Spain [Member] | Chilean Peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current		41,474
Trade Receivables [Member] | Enel Iberoamerica SRL [Member] | Other Services [Member] | Spain [Member] | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 32	22		5
Trade Receivables [Member] | Enel Iberoamerica SRL [Member] | Other Services [Member] | Spain [Member] | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1,289	1,327		1,311
Trade Receivables [Member] | Empresa De Energa De Cundinamarca S.A [Member] | Other Services [Member] | Colombia [Member] | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Empresa de Energía de Cundinamarca S.A.
Country	Colombia
Relationship	Joint Venture
Term of Transaction	Less than 90 days
Receivables from related companies, Current				305
Trade Receivables [Member] | Empresa De Energa De Cundinamarca S.A [Member] | Energy Sales [Member] | Colombia [Member] | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Empresa de Energía de Cundinamarca S.A.
Country	Colombia
Relationship	Joint Venture
Term of Transaction	Less than 90 days
Receivables from related companies, Current				779
Trade Receivables [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile [Member] | Chilean Peso [Member] | TaxPayer ID One [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current		6
Trade Receivables [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile [Member] | Chilean Peso [Member] | TaxPayer ID Two [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	91.081.000-6
Company	Enel Distribución Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current		22
Trade Receivables [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile [Member] | U.S. Dollar [Member] | TaxPayer ID One [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 10
Trade Receivables [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile [Member] | U.S. Dollar [Member] | TaxPayer ID Two [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	91.081.000-6
Company	Enel Distribución Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 2
Trade Receivables [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile [Member] | Argentine peso [Member] | TaxPayer ID Two [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	91.081.000-6
Company	Enel Distribución Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 22	22
Trade Receivables [Member] | Endesa Generación [Member] | Other Services [Member] | Spain [Member] | Chilean Peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Endesa Generación
Country	Spain
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current				51
Trade Receivables [Member] | Servicios Informáticos e Inmobiliarios Ltda. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member] | TaxPayer ID Three [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	76.107.186-6
Company	Servicios Informáticos e Inmobiliarios Ltda.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current		1
Trade Receivables [Member] | Servicios Informáticos e Inmobiliarios Ltda. [Member] | Other Services [Member] | Chile [Member] | Argentine peso [Member] | TaxPayer ID Three [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	76.107.186-6
Company	Servicios Informáticos e Inmobiliarios Ltda.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current		96
Trade Receivables [Member] | GasAtacama Chile S.A. [Member] | Other Services [Member] | Chile [Member] | Brazilian Reals [Member] | TaxPayer ID Four [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	76.014-570-K
Company	GasAtacama Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current		128
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member] | TaxPayer ID Five [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 4	129
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile [Member] | Colombian peso [Member] | TaxPayer ID Five [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 16	1,307
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile [Member] | U.S. Dollar [Member] | TaxPayer ID Five [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1,489
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile [Member] | Argentine peso [Member] | TaxPayer ID Five [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 94
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile [Member] | Peruvian sol [Member] | TaxPayer ID Five [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current		3
Trade Receivables [Member] | Enel Green Power Modelo I Eolica SA [Member] | Energy Sales [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Modelo I Eolica SA
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 247	85		1
Receivables from related companies, Non-Current	$ 549
Trade Receivables [Member] | Enel Green Power Modelo I Eolica SA [Member] | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Modelo I Eolica SA
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1	1
Trade Receivables [Member] | Enel Green Power Modelo II Eolica SA [Member] | Energy Sales [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Modelo II Eolica SA
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 231	57		1
Receivables from related companies, Non-Current	$ 368
Trade Receivables [Member] | Enel Green Power Modelo II Eolica SA [Member] | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Modelo II Eolica SA
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1	1
Trade Receivables [Member] | Enel Green Power Primavera Eolica [Member] | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Primavera Eolica
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current		1
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Chilean Peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel S.p.A.
Country	Italy
Relationship	Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 120			141
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel S.p.A.
Country	Italy
Relationship	Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 918	328		165
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel S.p.A.
Country	Italy
Relationship	Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current		54		205
Trade Receivables [Member] | Enel Green Power SAO Judas Eolica [Member] | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power SAO Judas Eolica
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1	1
Trade Receivables [Member] | Enel Green Power Tacaicó Eólica Sa [Member] | Energy Sales [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Tacaicó Eólica Sa
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 151	27
Receivables from related companies, Non-Current	$ 171
Trade Receivables [Member] | Enel Green Power Tacaicó Eólica Sa [Member] | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Tacaicó Eólica Sa
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1
Trade Receivables [Member] | Enel Green Power Cristal Eólica [Member] | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Cristal Eólica
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1	1
Trade Receivables [Member] | Enel Green Power Pedra Do Gerônimo Eólic [Member] | Energy Sales [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Pedra Do Gerônimo Eólic
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 221	67		1
Receivables from related companies, Non-Current	$ 430
Trade Receivables [Member] | Enel Green Power Pedra Do Gerônimo Eólic [Member] | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Pedra Do Gerônimo Eólic
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1	1
Trade Receivables [Member] | Enel Green Power Emiliana Eolica Sa [Member] | Energy Sales [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Emiliana Eolica Sa
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 217	55		1
Receivables from related companies, Non-Current	$ 357
Trade Receivables [Member] | Enel Green Power Emiliana Eolica Sa [Member] | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Emiliana Eolica Sa
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1	1
Trade Receivables [Member] | Enel Green Power Pau Ferro Eolica Sa [Member] | Energy Sales [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Pau Ferro Eólica Sa
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 265	70		1
Receivables from related companies, Non-Current	$ 456
Trade Receivables [Member] | Enel Green Power Pau Ferro Eolica Sa [Member] | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Pau Ferro Eólica Sa
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1	1
Trade Receivables [Member] | Enel Green Power Joana Eolica Sa [Member] | Energy Sales [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Joana Eolica Sa
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 223	40		1
Trade Receivables [Member] | Enel Green Power Joana Eolica Sa [Member] | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Joana Eolica Sa
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1	1
Trade Receivables [Member] | Enel Green Power Dois Riachos S A [Member] | Energy Sales [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Dois Riachos SA
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 115
Trade Receivables [Member] | Enel Green Power Ituverava Sur Solar S A [Member] | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Ituverava Sur Solar S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 4
Trade Receivables [Member] | Enel Green Power Ituverava Solar S.A. [Member] | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Ituverava Solar S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 2
Trade Receivables [Member] | Enel Green Power Ituverava Norte Solar S.A. [Member] | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Ituverava Norte Solar S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1
Trade Receivables [Member] | Energía Nueva Energía Limpia Mexico S.R.L [Member] | Other Services [Member] | MEXICO | Chilean Peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Energía Nueva Energía Limpia Mexico S.R.L
Country	Mexico
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current				22
Trade Receivables [Member] | Energía Nueva Energía Limpia Mexico S.R.L [Member] | Other Services [Member] | MEXICO | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Energía Nueva Energía Limpia Mexico S.R.L
Country	Mexico
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 29	34
Trade Receivables [Member] | Energía Nueva Energía Limpia Mexico S.R.L [Member] | Other Services [Member] | MEXICO | U.S. Dollar [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Energía Nueva Energía Limpia Mexico S.R.L
Country	Mexico
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 17
Trade Receivables [Member] | Energía Nueva Energía Limpia Mexico S.R.L [Member] | Other Services [Member] | MEXICO | Peruvian sol [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Energía Nueva Energía Limpia Mexico S.R.L
Country	Mexico
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 37	10
Trade Receivables [Member] | Enel Green Power Colombia [Member] | Other Services [Member] | Colombia [Member] | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Colombia
Country	Colombia
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 237	27		1,377
Trade Receivables [Member] | Enel Green Power Participações Ltda [Member] | Other Services [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Participações Ltda
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 259	37		30
Trade Receivables [Member] | Enel Green Power Maniçoba [Member] | Other Services [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Maniçoba
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current		1		1
Trade Receivables [Member] | Enel Green Power Maniçoba [Member] | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Maniçoba
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 2
Trade Receivables [Member] | Enel Green Power Esperanca [Member] | Other Services [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Esperança
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current		1		1
Trade Receivables [Member] | Enel Green Power Esperanca [Member] | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Esperança
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 2
Trade Receivables [Member] | Enel Green Power Damascena [Member] | Other Services [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Damascena
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current		1		1
Trade Receivables [Member] | Enel Distribuzione [Member] | Other Services [Member] | ITALY | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Distribuzione
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 31
Trade Receivables [Member] | Enel Distribuzione [Member] | Other Services [Member] | ITALY | Argentine peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Distribuzione
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 12
Trade Receivables [Member] | Enel Energia [Member] | Other Services [Member] | ITALY | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Energia
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 87
Trade Receivables [Member] | Enel Green Powe Fazenda SA [Member] | Energy Sales [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Fazenda S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Non-Current	$ 259
Trade Receivables [Member] | Enel Green Power Cristalandia I Eolica S A | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Cristalandia I Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1
Trade Receivables [Member] | Enel Green Power Cristalandia I I Eolica S A | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Cristalandia II Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1
Trade Receivables [Member] | Enel Green Power Delfina A Eolica S A | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Delfina A Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1
Trade Receivables [Member] | Enel Green Power Delfina E Eolica S A | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Delfina E Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1
Trade Receivables [Member] | Enel Green Power Horizonte M P Solar Sa | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Horizonte MP Solar S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1
Trade Receivables [Member] | Enel Green Power Horizonte Nova Lapa Solar S.A [Member] | Tolls [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Horizonte Nova Lapa Solar S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 1
Trade Receivables [Member] | Enel Green Power Argentina [[Member] | Other Services [Member] | Argentina [Member] | Argentine peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Argentina
Country	Argentina
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 594
Trade Receivables [Member] | Enel Green Power North America Inc [Member] | Other Services [Member] | UNITED STATES | U.S. Dollar [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power North América Inc.
Country	United States
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 6
Trade Receivables [Member] | Gas Atacama Chile [Member] | Current Mercantile Account | Chile [Member] | Brazilian Reals [Member] | TaxPayer ID Six [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	78.932.860-9
Company	Gas Atacama Chile
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 126
Trade Receivables [Member] | Enel Green Power Colombia SAS [Member] | Other Services [Member] | Colombia [Member] | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Colombia SAS
Country	Colombia
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current	$ 106
Trade Receivables [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | ITALY | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Italia Servizi SRL
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Receivables from related companies, Current				293
Accounts Payable [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	$ 225,027	166,854		154,750
Accounts Payable [Member] | Endesa Spain [Member] | Other Services [Member] | Spain [Member] | Chilean Peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Endesa Spain
Country	Spain
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		660
Accounts Payable [Member] | Endesa Spain [Member] | Other Services [Member] | Spain [Member] | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Endesa Spain
Country	Spain
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 1,302	107		104
Accounts Payable [Member] | SACME [Member] | Other Services [Member] | Argentina [Member] | Argentine peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	SACME
Country	Argentina
Relationship	Associate
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 258	264		227
Accounts Payable [Member] | Enel Iberoamerica SRL [Member] | Other Services [Member] | Spain [Member] | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 81	400		425
Accounts Payable [Member] | Enel Iberoamerica SRL [Member] | Other Services [Member] | Spain [Member] | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 237	1,818		584
Accounts Payable [Member] | Enel Iberoamerica SRL [Member] | Other Services [Member] | Spain [Member] | Argentine peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		31		245
Accounts Payable [Member] | Enel Iberoamerica SRL [Member] | Other Services [Member] | Spain [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		22		541
Accounts Payable [Member] | Enel Iberoamerica SRL [Member] | Dividends [Member] | Spain [Member] | Chilean Peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		88,919		41,762
Accounts Payable [Member] | Enel Iberoamerica SRL [Member] | Dividends [Member] | Spain [Member] | Argentine peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties				84
Accounts Payable [Member] | Enel Iberoamerica SRL [Member] | Dividends [Member] | Spain [Member] | Chilean Peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties				82,935
Accounts Payable [Member] | Enel Iberoamerica SRL [Member] | Dividends [Member] | Spain [Member] | Argentine peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		68
Accounts Payable [Member] | Enel Iberoamerica SRL [Member] | Other Services [Member] | Spain [Member] | Argentine peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		232
Accounts Payable [Member] | Enel Iberoamerica SRL [Member] | Dividends [Member] | Spain [Member] | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Description of Transaction	Other services
Term of Transaction	Less than 90 days
Current accounts payable to related parties		138		58
Accounts Payable [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile [Member] | Chilean Peso [Member] | TaxPayer ID One [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 261	1,933
Accounts Payable [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile [Member] | Colombian peso [Member] | TaxPayer ID One [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 60	41
Accounts Payable [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile [Member] | Brazilian Reals [Member] | TaxPayer ID One [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		36
Accounts Payable [Member] | Endesa Generación [Member] | Other Services [Member] | Spain [Member] | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Endesa Generación
Country	Spain
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 170	37		40
Accounts Payable [Member] | Servicios Informáticos e Inmobiliarios Ltda. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member] | TaxPayer ID Three [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	76.107.186-6
Company	Servicios Informáticos e Inmobiliarios Ltda.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		2,483
Accounts Payable [Member] | Servicios Informáticos e Inmobiliarios Ltda. [Member] | Other Services [Member] | Chile [Member] | Colombian peso [Member] | TaxPayer ID Three [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	76.107.186-6
Company	Servicios Informáticos e Inmobiliarios Ltda.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		265
Accounts Payable [Member] | Servicios Informáticos e Inmobiliarios Ltda. [Member] | Other Services [Member] | Chile [Member] | U.S. Dollar [Member] | TaxPayer ID Three [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	76.107.186-6
Company	Servicios Informáticos e Inmobiliarios Ltda.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		597
Accounts Payable [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member] | TaxPayer ID Five [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		776
Accounts Payable [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile [Member] | Colombian peso [Member] | TaxPayer ID Five [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		20
Accounts Payable [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile [Member] | U.S. Dollar [Member] | TaxPayer ID Five [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 2,386
Accounts Payable [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile [Member] | Brazilian Reals [Member] | TaxPayer ID Five [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		54
Accounts Payable [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member] | TaxPayer ID Five [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 2,961	727
Accounts Payable [Member] | Enel Green Power Modelo I Eolica SA [Member] | Energy Purchases [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Modelo I Eolica SA
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 557	539		331
Accounts Payable [Member] | Enel Green Power Modelo II Eolica SA [Member] | Energy Purchases [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Modelo II Eolica SA
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 405	380		222
Accounts Payable [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel S.p.A.
Country	Italy
Relationship	Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 41,175	25,470		4,001
Accounts Payable [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Argentine peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel S.p.A.
Country	Italy
Relationship	Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 57
Accounts Payable [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel S.p.A.
Country	Italy
Relationship	Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties				16,935
Accounts Payable [Member] | Enel S.p.A. [Member] | Dividends [Member] | ITALY | U.S. Dollar [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel S.p.A.
Country	Italy
Relationship	Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 110,188
Accounts Payable [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel S.p.A.
Country	Italy
Relationship	Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 232	837		83
Accounts Payable [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel S.p.A.
Country	Italy
Relationship	Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 5,546	4,056		13
Accounts Payable [Member] | Enel S.p.A. [Member] | Other Services2 | ITALY | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel S.p.A.
Country	Italy
Relationship	Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 121
Accounts Payable [Member] | Enel Green Power Pedra Do Gerônimo Eólic [Member] | Energy Purchases [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Pedra Do Gerônimo Eólic
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 451	401		259
Accounts Payable [Member] | Enel Green Power Emiliana Eolica Sa [Member] | Energy Purchases [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Emiliana Eolica Sa
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 791	397		215
Accounts Payable [Member] | Enel Green Power Pau Ferro Eolica Sa [Member] | Energy Purchases [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Pau Ferro Eólica Sa
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 601	506		276
Accounts Payable [Member] | Enel Green Power Joana Eolica Sa [Member] | Energy Purchases [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Joana Eolica Sa
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 526	415		156
Accounts Payable [Member] | Enel Green Power Dois Riachos S A [Member] | Energy Purchases [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Dois Riachos SA
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 874	455
Accounts Payable [Member] | Enel Distribuzione [Member] | Other Services [Member] | ITALY | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Distribuzione
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		1,181
Accounts Payable [Member] | Enel Distribuzione [Member] | Other Services [Member] | ITALY | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Distribuzione
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 1,731	2,726		273
Accounts Payable [Member] | Enel Distribuzione [Member] | Purchase Of Materials | ITALY | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Distribuzione
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 897
Accounts Payable [Member] | Enel Green Powe Fazenda SA [Member] | Energy Purchases [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Fazenda S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 353	229
Accounts Payable [Member] | Enel Green Power Cristalandia I Eolica S A | Energy Purchase [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Cristalandia I EolicaS.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 1,565
Accounts Payable [Member] | Enel Green Power Cristalandia I I Eolica S A | Energy Purchase [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Cristalandia II EolicaS.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 3,118
Accounts Payable [Member] | Enel Green Power Delfina E Eolica S A | Energy Purchase [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Delfina E Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 1,565
Accounts Payable [Member] | Gas Atacama Chile [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member] | TaxPayer ID Six [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	78.932.860-9
Company	Gas Atacama Chile
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 81	49
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | ITALY | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Italia Servizi SRL
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 586	6,072
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | ITALY | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Italia Servizi SRL
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 24,302	5,648		116
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | ITALY | U.S. Dollar [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Italia Servizi SRL
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		129
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | ITALY | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Italia Servizi SRL
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		63
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | ITALY | Peruvian sol [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Italia Servizi SRL
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 274	69
Accounts Payable [Member] | Enel Latinoamerica S.A. [Member] | Dividends [Member] | Spain [Member] | Argentine peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Latinoamérica S.A.
Country	Spain
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 57
Accounts Payable [Member] | Enel Produzione [Member] | Other Services [Member] | ITALY | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Produzione
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		591		260
Accounts Payable [Member] | Enel Produzione [Member] | Other Services [Member] | ITALY | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Produzione
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 7,865
Accounts Payable [Member] | Enel Produzione [Member] | Other Services [Member] | ITALY | U.S. Dollar [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Produzione
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 136	592
Accounts Payable [Member] | Enel Produzione [Member] | Other Services [Member] | ITALY | Argentine peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Produzione
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		1,320
Accounts Payable [Member] | Enel Ingegneria e Ricerca [Member] | Other Services [Member] | ITALY | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Ingegneria e Ricerca
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		55		272
Accounts Payable [Member] | Enel Ingegneria e Ricerca [Member] | Other Services [Member] | ITALY | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Ingegneria e Ricerca
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		5,337		2,131
Accounts Payable [Member] | Enel Ingegneria e Ricerca [Member] | Other Services [Member] | ITALY | U.S. Dollar [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Ingegneria e Ricerca
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		371
Accounts Payable [Member] | Empresa de Energía de Cundinamarca S.A. [Member] | Energy Purchase [Member] | Colombia [Member] | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Empresa de Energía de Cundinamarca S.A.
Country	Colombia
Relationship	Joint Venture
Term of Transaction	Less than 90 days
Current accounts payable to related parties				1,580
Accounts Payable [Member] | Enel Generación Chile S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member] | TaxPayer ID Two [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	91.081.000-6
Company	Enel Generación Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 1,809	5,732
Accounts Payable [Member] | Enel Generación Chile S.A. [Member] | Other Services [Member] | Chile [Member] | Colombian peso [Member] | TaxPayer ID Two [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	91.081.000-6
Company	Enel Generación Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		45
Accounts Payable [Member] | Enel Generación Chile S.A. [Member] | Other Services [Member] | Chile [Member] | Euros [Member] | TaxPayer ID Two [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	91.081.000-6
Company	Enel Generación Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 3,198	511
Accounts Payable [Member] | Enel Generación Chile S.A. [Member] | Other Services [Member] | Chile [Member] | U.S. Dollar [Member] | TaxPayer ID Two [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	91.081.000-6
Company	Enel Generación Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 270	955
Accounts Payable [Member] | Enel Generación Chile S.A. [Member] | Other Services [Member] | Chile [Member] | Argentine peso [Member] | TaxPayer ID Two [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	91.081.000-6
Company	Enel Generación Chile S.A.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 16
Accounts Payable [Member] | Yacylec S.A. [Member] | Other Services [Member] | Argentina [Member] | Argentine peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Yacylec S.A.
Country	Argentina
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 60	15
Accounts Payable [Member] | Enel Trade S.p.A. [Member] | Other Services [Member] | ITALY | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Trade S.p.A.
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		152
Accounts Payable [Member] | Enel Trade S.p.A. [Member] | Other Services [Member] | ITALY | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Trade S.p.A.
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 1,857	521
Accounts Payable [Member] | Enel Green Power Tacaicó [Member] | Energy Purchases [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Tacaicó
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 379	282		101
Accounts Payable [Member] | Enel Green Power Paranapanema [Member] | Energy Purchases [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Paranapanema
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 113
Accounts Payable [Member] | Enel Green Power Salto Apiacas [Member] | Energy Purchases [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Salto Apiacas
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 520
Accounts Payable [Member] | Enel Green Power Cabeça de Boi [Member] | Energy Purchases [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Cabeça de Boi
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 444	311
Accounts Payable [Member] | Enel Green Power Desenvolvimiento Ltda. [Member] | Other Services [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Desenvolvimiento Ltda.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 482	490		403
Accounts Payable [Member] | Enel Green Power Brazil [Member] | Other Services [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Brazil
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties				27
Accounts Payable [Member] | Enel Green Power Brazil Participações Ltda [Member] | Other Services [Member] | Brazil [Member] | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Brazil Participações Ltda
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		33
Accounts Payable [Member] | Enel Green Power Brazil Participações Ltda [Member] | Other Services [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Brazil Participações Ltda
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 121
Accounts Payable [Member] | Enel Green Power Italy [Member] | Other Services [Member] | ITALY | Colombian peso [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Italy
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties		$ 291		$ 91
Accounts Payable [Member] | Enel Green Power Italy [Member] | Other Services [Member] | ITALY | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Italy
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 77
Accounts Payable [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member] | TaxPayer ID Seven [Member]
Disclosure of transactions between related parties [Line Items]
Taxpayer ID No.	76.250.019-1
Company	Enel Green Power Chile Ltda.
Country	Chile
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 63
Accounts Payable [Member] | Enel Fortuna S.A. [Member] | Other Services [Member] | PANAMA | U.S. Dollar [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Fortuna S.A.
Country	Panama
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 58
Accounts Payable [Member] | Enel Green Power SPA [Member] | Other Services [Member] | ITALY | Euros [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power SPA
Country	Italy
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 80
Accounts Payable [Member] | Quatiara Energia S.A. [Member] | Energy Purchase [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Quatiara Energia S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 267
Accounts Payable [Member] | Enel Green Power Delfina B Eolica S.A. [Member] | Energy Purchase [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Delfina B Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 809
Accounts Payable [Member] | Enel Green Power Delfina C Eolica S.A. [Member] | Energy Purchase [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Delfina C Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 304
Accounts Payable [Member] | Enel Green Power Delfina D Eolica S.A. [Member] | Energy Purchase [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Delfina D Eolica S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 1,565
Accounts Payable [Member] | Socibe Energia S.A. [Member] | Energy Purchase [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Socibe Energia S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 746
Accounts Payable [Member] | Enel Green Power Mourao S.A. [Member] | Energy Purchase [Member] | Brazil [Member] | Brazilian Reals [Member] | TaxPayer ID Foreign [Member]
Disclosure of transactions between related parties [Line Items]
Company	Enel Green Power Mourao S.A.
Country	Brazil
Relationship	Common Immediate Parent
Term of Transaction	Less than 90 days
Current accounts payable to related parties	$ 19

[1]	As Restated